OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 38,566,724	$ 40,593,878
Other non-current financial liabilities	989,829,569	743,327,057
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	799,072	1,438,161
Other non-current financial liabilities	4,000,000	909,486
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	5,718,484	6,013,535
Other non-current financial liabilities	15,339,373	23,454,700
Rio De Janeiro Refrescos Ltda | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	698,526	839,502
Other non-current financial liabilities	$ 8,655,942	$ 12,701,596
Nominal interest rate	12.28%	12.28%
Effective interest rate percentage	13.00%	13.00%
Rio De Janeiro Refrescos Ltda | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 208,738	$ 360,854
Other non-current financial liabilities	$ 95,856	$ 382,269
Nominal interest rate	7.39%	7.39%
Effective interest rate percentage	7.65%	7.65%
Rio De Janeiro Refrescos Ltda | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 183,694	$ 300,338
Other non-current financial liabilities	$ 129,433	$ 106,928
Nominal interest rate	8.20%	8.20%
Effective interest rate percentage	8.20%	8.20%
Rio De Janeiro Refrescos Ltda | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 269,310	$ 497,386
Other non-current financial liabilities	$ 1,031,856	$ 1,766,736
Nominal interest rate	6.56%	6.56%
Effective interest rate percentage	6.56%	6.56%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 166,711
Rio De Janeiro Refrescos Ltda | Up to 90 days | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	61,617
Rio De Janeiro Refrescos Ltda | Up to 90 days | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	66,160
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	68,366
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	531,815
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	147,121
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	117,534
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	200,944
Rio De Janeiro Refrescos Ltda | Maturity within one year | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	789,334
Rio De Janeiro Refrescos Ltda | Maturity within one year | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	95,856
Rio De Janeiro Refrescos Ltda | Maturity within one year | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	72,906
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	261,577
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 948,466
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		271,264
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		97,784
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		365,671
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	891,946	1,071,766
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Tetra Pack 7.65% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		111,005
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	32,980	9,144
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	249,681	355,172
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,007,901	1,211,096
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Real Estate 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	23,547
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	243,911	339,020
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,138,928	1,368,538
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	225,680	331,185
Rio De Janeiro Refrescos Ltda | More than 5 years | Cogeracao Light Esco 13.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	4,827,833	8,101,730
Rio De Janeiro Refrescos Ltda | More than 5 years | Leao 6.56% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	51,007	375,688
Embotelladora del Atlantico S.A. | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	83,469	132,815
Other non-current financial liabilities	$ 572,582	$ 741,546
Nominal interest rate	12.00%	12.00%
Effective interest rate percentage	12.00%	12.00%
Embotelladora del Atlantico S.A. | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 124,927	$ 88,739
Other non-current financial liabilities	$ 20,867	$ 110,924
Nominal interest rate	12.00%	12.00%
Effective interest rate percentage	12.00%	12.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 213,905	$ 189,320
Other non-current financial liabilities	$ 128,930	$ 55,222
Nominal interest rate	50.00%	50.00%
Effective interest rate percentage	50.00%	50.00%
Embotelladora del Atlantico S.A. | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 95,931
Nominal interest rate	50.00%
Effective interest rate percentage	50.00%
Embotelladora del Atlantico S.A. | Systems 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 82,227	$ 1,169,884
Nominal interest rate		1.00%
Effective interest rate percentage		1.00%
Embotelladora del Atlantico S.A. | Up to 90 days | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	20,867
Embotelladora del Atlantico S.A. | Up to 90 days | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	31,232
Embotelladora del Atlantico S.A. | Up to 90 days | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	65,656
Embotelladora del Atlantico S.A. | Up to 90 days | Systems 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	20,556
Embotelladora del Atlantico S.A. | 90 days to 1 year | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	62,602
Embotelladora del Atlantico S.A. | 90 days to 1 year | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	93,695
Embotelladora del Atlantico S.A. | 90 days to 1 year | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	148,249
Embotelladora del Atlantico S.A. | 90 days to 1 year | Systems 1.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	61,671
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	249,854	$ 398,442
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Banco Comafi 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	20,867	110,924
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	128,930	55,222
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Real Estate 50.00 Effective Rate Monthly Amortization Obligation 2 | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	95,931
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	249,854	343,104
Embotelladora del Atlantico S.A. | More than 5 years | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	72,874
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	1,171,464	$ 2,198,998
Nominal interest rate		7.50%
Effective interest rate percentage		7.50%
Vital Aguas S.A. | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 1,107,140	$ 2,242,278
Nominal interest rate	8.20%	8.20%
Effective interest rate percentage	8.20%	8.20%
Vital Aguas S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 289,312
Vital Aguas S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 7.50% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	882,152
Vital Aguas S.A. | Maturity within one year | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,107,140
Vital Aguas S.A. | More than 1 year up to 2 years | Coca Cola del Valle New Ventures S.A 8.20% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 2,242,278
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 8.40% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	2,290,464	$ 235,699
Nominal interest rate		8.40%
Effective interest rate percentage		8.40%
Envases Central S.A. | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 2,967,864	$ 4,947,745
Nominal interest rate	9.00%	9.00%
Effective interest rate percentage	9.00%	9.00%
Envases Central S.A. | Up to 90 days | Coca Cola del Valle New Ventures S.A 8.40% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 565,631
Envases Central S.A. | 90 days to 1 year | Coca Cola del Valle New Ventures S.A 8.40% Effective Rate Lineal Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	1,724,833
Envases Central S.A. | Maturity within one year | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	2,967,864
Envases Central S.A. | More than 1 year up to 2 years | Coca Cola del Valle New Ventures S.A 9.00% Effective Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 4,947,745
Paraguay Refrescos S.A. | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	215,632
Other non-current financial liabilities	$ 163,635	$ 399,456
Nominal interest rate	1.00%	1.00%
Effective interest rate percentage	1.00%	1.00%
Paraguay Refrescos S.A. | Up to 90 days | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 55,952
Paraguay Refrescos S.A. | 90 days to 1 year | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	159,680
Paraguay Refrescos S.A. | More than 1 year up to 2 years | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 399,456
Paraguay Refrescos S.A. | More than 2 years up to 3 years | Tetra Pak Ltda. Suc. Py 1.00% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	163,635
Transportes Polar S.A. | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	92,778
Other non-current financial liabilities	$ 355,340
Nominal interest rate	2.89%	2.89%
Effective interest rate percentage	2.89%	2.89%
Transportes Polar S.A. | Up to 90 days | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 22,944
Transportes Polar S.A. | 90 days to 1 year | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	69,834
Transportes Polar S.A. | More than 2 years up to 3 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	193,789
Transportes Polar S.A. | More than 4 years up to 5 years | Cons. Inmob. e Inversiones Limitada 2.89% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	161,551
Embotelladora Andina S.A. | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	83,350
Other non-current financial liabilities	$ 13,997
Nominal interest rate	1.30%	1.30%
Effective interest rate percentage	1.30%	1.30%
Embotelladora Andina S.A. | Up to 90 days | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 20,736
Embotelladora Andina S.A. | 90 days to 1 year | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	62,614
Embotelladora Andina S.A. | More than 2 years up to 3 years | Central de Restaurante Aramark Ltda. 1.30% Effective Interest Rate Monthly Amortization Obligation | Leasing agreements
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 13,997
Minimum
Disclosure of detailed information about borrowings
Average life	1 year
Maximum
Disclosure of detailed information about borrowings
Average life	8 years